UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

FORM N-Q

JUNE 30, 2006

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 94.6%
Alabama - 0.2%
$1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	$1,050,810

Alaska - 1.9%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,659,050
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25 (b)	5,257,400

		Total Alaska	7,916,450

Arizona - 4.8%
6,000,000	AA	Arizona Agriculture Improvement & Power District, Electric Systems Revenue, Salt River Project, Series A,, 5.000% due 1/1/37	6,136,440
3,000,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,281,790
2,500,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	2,539,625
3,520,000	AAA	Greater Arizona Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured, 5.000% due 8/1/18	3,696,070
2,450,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,624,611
90,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(c)	91,480
1,875,000	AAA	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,024,775

		Total Arizona	20,394,791

Arkansas - 0.5%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	2,221,680

California - 1.5%
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20 (e)	5,165,450
1,200,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	1,239,096

		Total California	6,404,546

Colorado - 3.2%
		Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	BBB-	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (d)	1,148,400
3,000,000	AAA	Refunding, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	3,191,340
1,000,000	A3(f)	Colorado Health Facilities Authority Revenue, Parkview Medical Center Project, 6.500% due 9/1/20	1,080,030
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,308,337
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,320,800
2,500,000	AAA	Summit County, CO, Sports Facilities Revenue, Refunding Bonds, Keystone Resorts Management Inc. Project, 7.750% due 9/1/06	2,514,725
1,000,000	Baa1(f)	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,028,300

		Total Colorado	13,591,932

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Connecticut - 0.5%
$2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	$2,015,809

Florida - 7.5%
2,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,446,902
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (d)	3,508,620
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (d)	2,477,180
1,895,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,981,242
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D:
1,750,000	A+	6.000% due 11/15/25	1,871,695
2,750,000	A+	5.875% due 11/15/29	2,913,790
		Hillsborough County, FL:
2,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	2,173,860
1,060,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (g)	1,215,396
2,000,000	AA	Jacksonville, FL, Econonomic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	2,031,000
2,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	2,051,600
2,000,000	AAA	Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,077,820
2,000,000	Aa3(f)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (d)	2,158,380
3,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	3,828,090
1,000,000	AAA	Tampa, FL, Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,069,020

		Total Florida	31,804,595

Georgia - 3.5%
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,098,430
1,000,000	Aaa(f)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,029,480
1,000,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.000% due 5/1/23	1,034,530
1,000,000	Aaa(f)	De Kalb County, GA, Housing Authority, MFH Revenue, Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,010,040
1,500,000	A	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	1,606,620
3,500,000	AAA	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Refunding, Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	3,685,570
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,583,130
3,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	3,011,700
1,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (d)	1,100,220

		Total Georgia	15,159,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hawaii - 0.2%
$960,000	AAA	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	$1,018,339

Illinois - 6.2%
1,000,000	AAA	Chicago, IL, Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (d)	1,072,200
3,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,265,410
		Chicago, IL, Single-Family Mortgage Revenue:
285,000	Aaa(f)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	294,305
70,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	71,629
3,000,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (d)	3,214,620
		Illinois Health Facilities Authority Revenue:
570,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (g)	626,470
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (d)	3,237,210
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,598,205
		Illinois Housing Development Authority, MFH Revenue:
505,000	A+	Series 1991A, 8.125% due 7/1/10	506,914
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,933,029
6,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22 (b)	6,224,460
1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,073,880
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,365,366
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,009,520

		Total Illinois	26,493,218

Indiana - 2.8%
2,515,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (g)	2,714,464
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,167,340
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14	4,161,139
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,070,640

		Total Indiana	12,113,583

Iowa - 1.5%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,234,750
3,000,000	A1(f)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,196,350

		Total Iowa	6,431,100

Kansas - 0.3%
1,000,000	BBB-(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,069,570
205,000	Aaa(f)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(c)	209,797

		Total Kansas	1,279,367

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Louisiana - 0.5%
$1,000,000	Aaa(f)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	$1,088,090
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,047,240

		Total Louisiana	2,135,330

Maryland - 0.6%
2,350,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,508,743

Massachusetts - 2.8%
895,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (e)(g)	982,719
2,000,000	AAA	Massachusetts State, GO, RITES, Series PA 993-R, MBIA-Insured, 6.818% due 5/1/09 (i)	2,284,680
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,038,220
		Massachusetts State HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,070,030
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,310,650
1,250,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,359,887
880,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds , Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	942,128
1,000,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, 5.250% due 8/1/28	1,050,510

		Total Massachusetts	12,038,824

Michigan - 0.5%
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,054,870
1,220,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	1,131,489

		Total Michigan	2,186,359

Minnesota - 0.5%
1,500,000	Aaa(f)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,645,260
530,000	AAA	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (g)	644,819

		Total Minnesota	2,290,079

Mississippi - 1.8%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,794,826
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	3,497,040
2,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	2,238,640

		Total Mississippi	7,530,506

Missouri - 0.0%
60,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	61,078

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Montana - 0.1%
$230,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (g)	$248,947

Nebraska - 0.2%
650,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (g)	718,634

Nevada - 2.0%
		Henderson, NV, Health Care Facility Revenue, Catholic West, Series A:
2,630,000	A-	Call 7/1/10 @ 101, 6.750% due 7/1/20 (d)	2,905,387
370,000	A-	Unrefunded, 6.750% due 7/1/20	405,720
5,000,000	AAA	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (b)(d)	5,396,950

		Total Nevada	8,708,057

New Hampshire - 2.1%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,061,180
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,069,450
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (d)	1,146,360
		New Hampshire State Turnpike Systems Revenue, Refunding Bonds, FGIC-Insured:
1,000,000	AAA	RIBS, Series C, 10.083% due 11/1/17 (j)	1,059,120
3,500,000	AAA	Series A, 6.750% due 11/1/11	3,601,815

		Total New Hampshire	8,937,925

New Jersey - 4.5%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,548,195
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,210,900
		New Jersey State Transportation Trust Fund Authority, RITES, MBIA-Insured:
2,500,000	AAA	Series PA 958R, 7.828% due 12/15/09 (i)	2,997,350
1,000,000	AAA	Series PA 958R-B, 7.828% due 12/15/09 (i)	1,198,940
4,365,000	AAA	New Jersey State Turnpike Authority Revenue, Refunding, Series A, 5.250% due 1/1/29	4,721,446
1,000,000	AAA	New Jersey, EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,047,790
5,000,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (b)	5,560,650

		Total New Jersey	19,285,271

New York - 6.6%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,295,887
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,117,720
1,000,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,068,870
1,000,000	AAA	New York City, NY, Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	1,043,380
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27 (b)	2,583,675
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,028,740
		New York State Dormitory Authority Lease Revenue:
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	3,788,680

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 6.6% (continued)
$2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (d)	$2,147,300
1,150,000	AA-	New York State Dormitory Authority Revenue, Series B, 7.500% due 5/15/11	1,272,113
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (d)	3,259,890
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,041,690
1,000,000	NR	7.000% due 8/1/31	1,039,960
1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,268,013
1,000,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,025,370
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,678,192
1,260,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,333,912

		Total New York	27,993,392

North Carolina - 2.6%
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,788,111
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (d)	1,548,446
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,709,650
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18 (b)	5,263,450

		Total North Carolina	11,309,657

Ohio - 3.8%
3,130,000	AAA	Cincinnati, OH, City School District, GO, School Improvement, FSA-Insured, 5.250% due 6/1/16	3,325,343
3,000,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,325,860
1,000,000	Aaa(f)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,052,540
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	300,451
2,925,000	Aa2(f)	Hamilton County, OH, Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,018,249
4,670,000	AAA	Ohio State Water Development Authority Revenue, 9.375% due 12/1/10 (g)	5,103,049

		Total Ohio	16,125,492

Oklahoma - 1.1%
390,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	390,390
3,960,000	AA-	Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,392,234

		Total Oklahoma	4,782,624

Oregon - 1.7%
1,000,000	BBB+(h)	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	1,062,440
4,000,000	AAA	Oregon State Department of Administrative Services, Series A, FGIC-Insured, 5.000% due 11/1/32	4,077,280
855,000	Aa1(f)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America NA, 6.650% due 8/1/22 (a)	856,607

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oregon - 1.7% (continued)
$1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	$1,060,990

		Total Oregon	7,057,317

Pennsylvania - 5.5%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,331,565
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	2,919,024
3,335,000	AAA	Delaware River Port Authority PA & NJ, R-B RITES, Series PA 964, 6.619% due 1/1/10 (i)	3,789,560
2,115,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (d)	2,343,208
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,033,760
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (d)	1,305,653
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (k)	60,000
1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,009,630
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(f)	Student Association, Inc. Project, 6.750% due 9/1/32	1,036,900
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,077,040
6,000,000	AAA	Pennsylvania State Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25 (b)	6,193,740
1,025,000	AAA	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (g)	1,207,050

		Total Pennsylvania	23,307,130

Puerto Rico - 0.5%
2,000,000	AAA	Puerto Rico Electric Power Authority Revenue, Series RR, 5.000% due 7/1/25	2,055,360

Rhode Island - 2.6%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,344,098
3,900,000	Aa3(f)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,058,262
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,652,076

		Total Rhode Island	11,054,436

South Carolina - 0.6%
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (g)	697,018
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20 820,402	820,402
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,057,930

		Total South Carolina	2,575,350

Texas - 13.5%
3,000,000	CCC+	Alliance Airport Authority, Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (a)	3,009,870
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,389,950
1,500,000	BBB-	Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32	1,580,010
		Bexar County, TX, Housing Finance Corp., MFH Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 13.5% (continued)
$1,450,000	Aaa(f)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	$1,523,472
1,000,000	Aaa(f)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,003,760
		Brazos River, TX, Harbor Navigation District:
5,000,000	Aa3(f)	BASF Corp. Project, 6.750% due 2/1/10 (b)	5,449,500
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)(b)	5,501,350
3,500,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	3,425,100
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(f)	American Village Communities, 6.375% due 12/1/32	3,131,640
2,390,000	A3(f)	La Plaza Apartments, 6.750% due 7/1/30	2,475,371
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,965,000	Aaa(f)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,257,974
25,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	7,505
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,850,047
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,102,110
5,000,000	Ba2(f)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)(b)	5,622,850
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,840,000	NR	6.700% due 11/15/23	1,899,800
2,000,000	NR	7.875% due 11/15/26	2,188,460
994,000	Aaa(f)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,085,895
1,550,000	Aaa(f)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,608,078
2,500,000	A2(f)	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (d)	2,792,650
5,000,000	AA	Texas State, GO, Transportation Cummunication-Mobility Fund, 5.000% due 4/1/21	5,187,000
		Weatherford, TX, ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon bond to yield 6.703% due 2/15/21 (d)	620,078
10,000	AAA	Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,147

		Total Texas	57,716,617

Utah - 1.5%
915,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (g)	1,155,892
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, 5.000% due 8/1/20	3,864,710
1,140,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (e)(g)	1,278,932

		Total Utah	6,299,534

Virginia - 0.4%
1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,512,195

Washington - 2.0%
2,865,000	Baa1(f)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,064,290
2,338,000	AAA	Seattle, WA, Housing Authority, Low Income Housing Revenue, GNMA-Collateralized, 7.400% due 11/20/36	2,489,736

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Washington - 2.0% (continued)
$3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	$3,116,580

		Total Washington	8,670,606

West Virginia - 0.3%
1,000,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (g)	1,141,220

Wisconsin - 1.7%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,397,976
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,038,730
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,910,160
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	901,443

		Total Wisconsin	7,248,309

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $385,283,002)	403,394,932

SHORT-TERM INVESTMENTS(l) - 5.9%
California - 0.1%
400,000	A-1+	Metropolitan Water District of Southern California, Waterworks Revenue, Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 3.910%, 7/3/06	400,000

Colorado - 0.1%
585,000	VMIG1(f)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 4.030%, 7/3/06	585,000

Florida - 0.8%
1,700,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.990%, 7/3/06	1,700,000
300,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.990%, 7/3/06	300,000
1,400,000	VMIG1(f)	Palm Beach County, FL, Health Facilities Authority, Health Facilities Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank, 4.020%, 7/3/06	1,400,000

		Total Florida	3,400,000

Georgia - 0.5%
1,500,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 3.990%, 7/3/06	1,500,000
		Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
300,000	A-1+	Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 4.020%, 7/3/06	300,000
500,000	A-1+	Vogtle, AMBAC-Insured, SPA-JPMorgan Chase, 4.020%, 7/3/06	500,000

		Total Georgia	2,300,000

Illinois - 0.5%
		Illinois Health Facilities Authority, University Chicago Hospitals:
1,000,000	A-1+	MBIA-Insured, SPA-JPMorgan Chase, 4.030%, 7/3/06	1,000,000
1,100,000	A-1+	Series C, MBIA-Insured, LIQ-JPMorgan Chase, 3.950%, 7/3/06	1,100,000

		Total Illinois	2,100,000

Massachusetts - 0.9%
4,000,000	VMIG1(f)	Massachusetts State HEFA Revenue, Capital Asset Program, Series E, LOC-Bank of America, 3.930%, 7/3/06	4,000,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan - 0.2%
$800,000	A-1+	Michigan State Hospital Finance, Trinity Health Credit, Series E, SPA-Bank of Nova Scotia, 3.990%, 7/3/06	$800,000

Missouri - 0.1%
600,000	A-1+	University of Missouri, University Revenues, System Facilities, Series B, 4.000%, 7/3/06	600,000

Oregon - 0.2%
700,000	A-1+	Oregon State, GO, Series 73F, SPA-Bayerische Landesbank, 3.900%, 7/5/06	700,000

Pennsylvania - 0.2%
500,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Project, Series A, SPA-JPMorgan Chase, 4.000%, 7/3/06	500,000
200,000	A-1+	Philadelphia, PA, Hospitals & Higher EFA Revenue, Children’s Hospital Project D, MBIA-Insured, SPA-Westdeutsche Landesbank, 4.000%, 7/3/06	200,000

		Total Pennsylvania	700,000

Tennessee - 0.0%
200,000	VMIG1(f)	Sevier County, TN, Public Building Authority, Government Public Improvement IV-E-5, AMBAC-Insured, 4.050%, 7/3/06	200,000

Texas - 2.2%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
2,300,000	A-1+	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 4.030%, 7/3/06	2,300,000
1,000,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 4.030%, 7/3/06	1,000,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
2,495,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 4.030%, 7/3/06	2,495,000
2,000,000	A-1+	Texas Childrens Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 4.000%, 7/3/06	2,000,000
1,375,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund, SPA-JPMorgan Chase, 3.960%, 7/3/06	1,375,000

		Total Texas	9,170,000

Virginia - 0.1%
300,000	F-1+(h)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank, 3.980%, 7/3/06	300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $25,255,000)	25,255,000

		TOTAL INVESTMENTS - 100.5% (Cost - $410,538,002#)	428,649,932
		Liabilities in Excess of Other Assets - (0.5)%	(1,920,534)

		TOTAL NET ASSETS - 100.0%	$426,729,398

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rating by Moody’s Investors Service.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings Service.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(j)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Security is currently in default.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 and 13 for definition of ratings.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry* (unaudited)

Hospitals	15.2%
Transportation	12.3
Pre-Refunded	10.2
Miscellaneous	8.4
Housing: Multi-Family	8.3
Utilities	5.9
Public Facilities	5.2
Industrial Development	4.8
Pollution Control	4.7
General Obligation	4.6
Water and Sewer	4.4
Escrowed to Maturity	4.1
Education	3.4
Life Care Systems	2.5
Tobacco	2.2
Tax Allocation	1.8
Solid Waste	1.6
Housing: Single-Family	0.4

Total	100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners National Municipals Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,496,012
Gross unrealized depreciation	(2,384,082)

Net unrealized appreciation	$18,111,930

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	395	9/06	$42,228,753	$42,129,219	$99,534

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006
By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: August 29, 2006